Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 279,093
2023	366,299
2024	418,156
2025	433,541
2026	403,582
Thereafter	1,641,237
Total minimum future lease payments	$ 3,541,908